Segment Information - Narrative (Detail)	12 Months Ended
Dec. 31, 2016 Category
Office Products
Segment Reporting Information [Line Items]
Number of core product categories	5
Sales Revenue Segment | Product Concentration Risk | Print
Segment Reporting Information [Line Items]
Percentage of net sales by segment	86.00%
Sales Revenue Segment | Product Concentration Risk | Office Products
Segment Reporting Information [Line Items]
Percentage of net sales by segment	14.00%